Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2023
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	$ 12,288	$ 12,888
Balance at the end of the year	17,849	12,288
Cash outflows on lease	878	614
Internally generated software in progress	542
Own use properties in progress	322
of which: Credit Suisse
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the year	5,631
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	27,127	27,113
Balance recognized upon the acquisition of the Credit Suisse Group			$ 6,055
Additions	1,796	2,057
Disposals / write-offs	(1,791)	(501)
Reclassifications	1,203	(1,223)
Foreign currency translation	1,523	(319)
Balance at the end of the year	35,913	27,127
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	14,839	14,225
Depreciation	3,022	2,033
Impairment	593	3
Disposals / write-offs	(1,783)	(497)
Reclassifications	686	(761)
Foreign currency translation	708	(164)
Balance at the end of the year	18,064	14,839
Accumulated depreciation | Global Wealth Management
Disclosure Of Property Equipment Software [Line Items]
Impairment	26
Accumulated depreciation | Personal & Corporate Banking
Disclosure Of Property Equipment Software [Line Items]
Impairment	8
Accumulated depreciation | Asset Management
Disclosure Of Property Equipment Software [Line Items]
Impairment	6
Accumulated depreciation | Group Items
Disclosure Of Property Equipment Software [Line Items]
Impairment	246
Accumulated depreciation | Non-core and Legacy
Disclosure Of Property Equipment Software [Line Items]
Impairment	307
Owned properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,162
Balance at the end of the year	7,503	4,162
Owned properties and equipment | of which: Credit Suisse
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the year	3,060
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	11,587
Balance recognized upon the acquisition of the Credit Suisse Group			2,975
Additions	212
Disposals / write-offs	(428)
Reclassifications	1,392
Foreign currency translation	972
Balance at the end of the year	16,710	11,587
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	7,425
Depreciation	830
Impairment	189
Disposals / write-offs	(420)
Reclassifications	673
Foreign currency translation	510
Balance at the end of the year	9,207	7,425
Leased properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	2,746
Balance at the end of the year	4,068	2,746
Leased properties and equipment | of which: Credit Suisse
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the year	1,647
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,459
Balance recognized upon the acquisition of the Credit Suisse Group			1,941
Additions	100
Disposals / write-offs	(67)
Reclassifications	6
Foreign currency translation	174
Balance at the end of the year	6,613	4,459
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	1,714
Depreciation	722
Impairment	125
Disposals / write-offs	(66)
Reclassifications	5
Foreign currency translation	45
Balance at the end of the year	2,545	1,714
Software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,245
Balance at the end of the year	5,414	4,245
Software | of which: Credit Suisse
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the year	805
Software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	9,944
Balance recognized upon the acquisition of the Credit Suisse Group			949
Additions	92
Disposals / write-offs	(1,295)
Reclassifications	1,728
Foreign currency translation	309
Balance at the end of the year	11,726	9,944
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	5,699
Depreciation	1,469
Impairment	279
Disposals / write-offs	(1,296)
Reclassifications	9
Foreign currency translation	152
Balance at the end of the year	6,312	5,699
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	1,136
Balance at the end of the year	863	1,136
Projects in progress | of which: Credit Suisse
Disclosure Of Property Equipment Software [Line Items]
Balance at the end of the year	120
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	1,136
Balance recognized upon the acquisition of the Credit Suisse Group			$ 190
Additions	1,393
Disposals / write-offs	0
Reclassifications	(1,923)
Foreign currency translation	68
Balance at the end of the year	$ 863	$ 1,136